Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,238,513)	$ (11,626,597)	$ (14,388,530)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	5,717,900	3,444,617	4,592,200
Equity loss of subsidiaries	1,118,204	12,562,142	8,037,977
Gain on debt settlement	(25,092)
Gain on sale of discontinued operations	(1,400,100)	(5,787,213)
Changes in operating assets and liabilities
Other receivables	(6,600)
Prepayments and advances	(4,300)	(125,000)	15,458
Intercompany receivables	(65,500,903)	(1,231,449)	(575,094)
Other payables and accrued liabilities	60,090	93,711	509,381
Other payables – related parties			540,000
Net cash used in operating activities	(68,279,314)	(2,669,789)	(1,268,608)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(2,000,000)
Proceeds from disposal of subsidiaries	100	600,000
Net cash used in investing activities	100	(1,400,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders		300,000
Proceeds from sale of ordinary shares	62,341,025	4,502,901	950,000
Proceeds from exercise of warrants	5,171,591
Net cash provided by financing activities	67,512,616	4,802,901	950,000
NET CHANGE IN CASH	(766,598)	733,112	(318,608)
CASH, beginning of year	793,234	60,122	378,730
CASH, end of year	26,636	793,234	60,122
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable – employees upon tri-party agreements			308,089
Ordinary shares issued to repay other payables – related parties and service providers		1,137,378	4,928,400
Ordinary shares issued to repay debt in subsidiary		5,240,679
Ordinary share issued for acquisition of subsidiary		1,889,799
Ordinary share issued for acquisition of equipment	3,818,000	1,963,607
Ordinary share issued for acquisition of intangible assets held in a subsidiary	1,550,000
Other receivables outstanding from disposal of subsidiary		1,000,000
Forgiveness of former subsidiary’s receivable upon disposal of subsidiary	120,000
Recognition of accrued liabilities from subsidiary		214,792
Derecognition of intercompany balance upon disposal of subsidiary		23,164,488
Proceeds from disposal of subsidiary received by intercompany	$ 1,400,000